Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Investment Properties
(1) Changes in investment properties for the years ended December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	2023
	Land		Buildings	Construction- in-progress	Total
Acquisition cost	￦	881,360	1,577,736	137,108	2,596,204
Less: Accumulated depreciation		(1,568)	(661,278)	—	(662,846)

Beginning, net		879,792	916,458	137,108	1,933,358
Acquisition		—	57,529	153,279	210,808
Disposal		(8,167)	(9,323)	—	(17,490)
Depreciation		—	(52,869)	—	(52,869)
Transfer from property and equipment		37,725	88,336	189	126,250
Transfer and others		1	27,544	(29,467)	(1,922)

Ending, net	￦	909,351	1,027,675	261,109	2,198,135

Acquisition cost	￦	910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation		(1,568)	(723,002)	—	(724,570)

(in millions of Korean won)	2024
	Land		Buildings	Construction- in-progress	Total
Acquisition cost	￦	910,919	1,750,677	261,109	2,922,705
Less: Accumulated depreciation		(1,568)	(723,002)	—	(724,570)

Beginning, net		909,351	1,027,675	261,109	2,198,135
Acquisition		19,184	7,035	218,703	244,922
Disposal		(1,586)	(32,390)	—	(33,976)
Depreciation		—	(51,581)	—	(51,581)
Transfer from property and equipment		(24,429)	(21,442)	(1,159)	(47,030)
Transfer and others		(5,939)	856	(5,771)	(10,854)

Ending, net	￦	896,581	930,153	472,882	2,299,616

Acquisition cost	￦	898,149	1,665,797	472,882	3,036,828
Less: Accumulated depreciation		(1,568)	(735,644)	—	(737,212)